Segment Reporting - Business Assets And Liabilities Segments (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Segments [Line Items]
Financial Assets At Amortised Cost - Loans And Advances By Business Segment	$ 717,096,502	$ 738,256,313
Corporate Banking By Business Segment	67,395,683	60,631,384
Small And Medium Companies By Business Segment	261,891,287	243,198,293
Retail Assets By Business Segment	387,809,532	434,426,636
Other Assets By Business Segment	1,234,844,106	1,270,022,667
Total Assets By Business Segment	1,951,940,608	2,008,278,980
Financial Liabilities At Amortised Cost - Deposits By Business Segment	1,313,820,228	1,379,790,010
Corporate Banking Liabilities By Business Segment	284,070,714	303,344,471
Small And Medium Companies Liabilities By Business Segment	243,413,985	290,098,168
Retail Liabilities By Business Segment	786,335,529	786,347,371
Other Liabilities By Business Segment	276,718,972	310,949,187
Total Liabilities by Business Segment	$ 1,590,539,200	$ 1,690,739,197